PORTFOLIO OF INVESTMENTS – as of April 30, 2023 (Unaudited)

Natixis Sustainable Future 2045 Fund

Shares	Description	Value (†)

Common Stocks – 55.5% of Net Assets
	Aerospace & Defense – 1.3%
229	AAR Corp.(a)	$12,087
64	Axon Enterprise, Inc.(a)	13,485
593	Boeing Co.(a)	122,621
45	L3Harris Technologies, Inc.	8,782
41	Lockheed Martin Corp.	19,042
91	Moog, Inc., Class A	8,200
140	Raytheon Technologies Corp.	13,986

		198,203

	Air Freight & Logistics – 0.5%
367	Expeditors International of Washington, Inc.	41,779
33	FedEx Corp.	7,517
242	GXO Logistics, Inc.(a)	12,857
91	United Parcel Service, Inc., Class B	16,363

		78,516

	Automobile Components – 0.6%
45	Aptiv PLC(a)	4,629
842	BorgWarner, Inc.	40,525
626	Dana, Inc.	9,259
389	Magna International, Inc.	20,290
246	Mobileye Global, Inc., Class A(a)	9,259
84	Visteon Corp.(a)	11,793

		95,755

	Automobiles – 0.9%
1,632	General Motors Co.	53,921
490	Tesla, Inc.(a)	80,512
89	Thor Industries, Inc.	7,033

		141,466

	Banks – 2.8%
383	Ameris Bancorp	12,831
1,985	Bank of America Corp.	58,121
1,105	Citigroup, Inc.	52,012
147	Citizens Financial Group, Inc.	4,548
274	East West Bancorp, Inc.	14,163
22	First Citizens BancShares, Inc., Class A	22,158
694	First Financial Bancorp	14,366
1,811	FNB Corp.	20,790
1,466	Fulton Financial Corp.	17,489
365	Huntington Bancshares, Inc.	4,088
394	International Bancshares Corp.	16,812
320	JPMorgan Chase & Co.	44,237
195	KeyCorp	2,196
122	PNC Financial Services Group, Inc.	15,891
180	Regions Financial Corp.	3,287
1,374	Truist Financial Corp.	44,765

Shares	Description	Value (†)

Common Stocks – continued
	Banks – continued
596	Trustmark Corp.	$14,238
176	U.S. Bancorp	6,033
366	Webster Financial Corp.	13,652
1,404	Wells Fargo & Co.	55,809

		437,486

	Beverages – 1.0%
74	Boston Beer Co., Inc., Class A(a)	23,496
229	Coca-Cola Co.	14,690
200	Keurig Dr Pepper, Inc.	6,540
1,745	Monster Beverage Corp.(a)	97,720
43	PepsiCo, Inc.	8,208

		150,654

	Biotechnology – 1.3%
70	AbbVie, Inc.	10,578
308	Alnylam Pharmaceuticals, Inc.(a)	61,354
29	Amgen, Inc.	6,952
17	Biogen, Inc.(a)	5,172
45	BioMarin Pharmaceutical, Inc.(a)	4,322
348	CRISPR Therapeutics AG(a)	17,031
113	Gilead Sciences, Inc.	9,290
191	Halozyme Therapeutics, Inc.(a)	6,137
81	Incyte Corp.(a)	6,027
109	Neurocrine Biosciences, Inc.(a)	11,013
77	Regeneron Pharmaceuticals, Inc.(a)	61,738
33	United Therapeutics Corp.(a)	7,594
13	Vertex Pharmaceuticals, Inc.(a)	4,430

		211,638

	Broadline Retail – 2.1%
280	Alibaba Group Holding Ltd., ADR(a)	23,713
2,443	Amazon.com, Inc.(a)	257,615
756	eBay, Inc.	35,101
421	Macy’s, Inc.	6,879

		323,308

	Building Products – 0.9%
129	Builders FirstSource, Inc.(a)	12,225
62	Carlisle Cos., Inc.	13,383
105	Carrier Global Corp.	4,391
491	Fortune Brands Innovations, Inc.	31,763
48	Lennox International, Inc.	13,532
681	Masco Corp.	36,440
636	MasterBrand, Inc.(a)	5,133
146	Owens Corning	15,594
124	Trex Co., Inc.(a)	6,778

		139,239

	Capital Markets – 3.2%
924	Bank of New York Mellon Corp.	39,353

Shares	Description	Value (†)

Common Stocks – continued
	Capital Markets – continued
13	BlackRock, Inc.	$8,726
48	Cboe Global Markets, Inc.	6,706
810	Charles Schwab Corp.	42,314
78	CME Group, Inc.	14,490
85	FactSet Research Systems, Inc.	34,994
145	Goldman Sachs Group, Inc.	49,799
526	Intercontinental Exchange, Inc.	57,297
309	Janus Henderson Group PLC	8,018
1,197	KKR & Co., Inc.	63,525
85	Moody’s Corp.	26,615
104	Morgan Stanley	9,357
70	MSCI, Inc.	33,771
37	Northern Trust Corp.	2,892
54	S&P Global, Inc.	19,579
532	SEI Investments Co.	31,340
638	State Street Corp.	46,102
35	T. Rowe Price Group, Inc.	3,932
61	Virtus Investment Partners, Inc.	11,115

		509,925

	Chemicals – 0.5%
14	Air Products & Chemicals, Inc.	4,121
53	DuPont de Nemours, Inc.	3,695
32	Ecolab, Inc.	5,371
170	HB Fuller Co.	11,249
121	Innospec, Inc.	12,297
60	Linde PLC	22,167
214	Livent Corp.(a)	4,676
143	Minerals Technologies, Inc.	8,474
21	Sherwin-Williams Co.	4,988
82	Stepan Co.	7,561

		84,599

	Commercial Services & Supplies – 0.1%
88	MSA Safety, Inc.	11,418
28	Waste Management, Inc.	4,649

		16,067

	Communications Equipment – 0.1%
209	Ciena Corp.(a)	9,622
61	F5, Inc.(a)	8,196
110	Lumentum Holdings, Inc.(a)	5,308

		23,126

	Construction & Engineering – 0.2%
301	AECOM	24,998

	Construction Materials – 0.2%
33	Martin Marietta Materials, Inc.	11,986
77	Vulcan Materials Co.	13,484

		25,470

Shares	Description	Value (†)

Common Stocks – continued
	Consumer Finance – 1.0%
1,855	Ally Financial, Inc.	$48,935
286	American Express Co.	46,143
618	Capital One Financial Corp.	60,131
105	Synchrony Financial	3,099

		158,308

	Consumer Staples Distribution & Retail – 0.7%
171	BJ’s Wholesale Club Holdings, Inc.(a)	13,059
35	Costco Wholesale Corp.	17,613
610	Kroger Co.	29,665
282	Sprouts Farmers Market, Inc.(a)	9,774
67	Target Corp.	10,569
112	Walgreens Boots Alliance, Inc.	3,948
164	Walmart, Inc.	24,759

		109,387

	Containers & Packaging – 0.1%
39	Ball Corp.	2,074
284	Sonoco Products Co.	17,216

		19,290

	Distributors – 0.0%
39	Genuine Parts Co.	6,564

	Diversified Consumer Services – 0.2%
104	Grand Canyon Education, Inc.(a)	12,345
214	Service Corp. International	15,021

		27,366

	Diversified REITs – 0.1%
681	American Assets Trust, Inc.	12,394

	Diversified Telecommunication Services – 0.5%
1,258	AT&T, Inc.	22,229
482	Frontier Communications Parent, Inc.(a)	10,864
224	Iridium Communications, Inc.	14,217
821	Verizon Communications, Inc.	31,880

		79,190

	Electric Utilities – 0.4%
210	American Electric Power Co., Inc.	19,408
253	Eversource Energy	19,635
134	Exelon Corp.	5,687
161	FirstEnergy Corp.	6,408
115	IDACORP, Inc.	12,779

		63,917

	Electrical Equipment – 0.5%
113	Eaton Corp. PLC	18,884
141	Emerson Electric Co.	11,740
80	Hubbell, Inc.	21,546
95	Regal Rexnord Corp.	12,365

Shares	Description	Value (†)

Common Stocks – continued
	Electrical Equipment – continued
27	Rockwell Automation, Inc.	$7,652

		72,187

	Electronic Equipment, Instruments & Components – 0.8%
165	Advanced Energy Industries, Inc.	14,273
71	Amphenol Corp., Class A	5,358
358	Avnet, Inc.	14,771
223	Cognex Corp.	10,635
65	Corning, Inc.	2,159
41	Keysight Technologies, Inc.(a)	5,930
906	Knowles Corp.(a)	15,293
43	Littelfuse, Inc.	10,416
264	TE Connectivity Ltd.	32,306
16	Teledyne Technologies, Inc.(a)	6,631
16	Zebra Technologies Corp., Class A(a)	4,609

		122,381

	Energy Equipment & Services – 0.2%
164	Baker Hughes Co.	4,795
377	ChampionX Corp.	10,209
797	NOV, Inc.	13,350
108	Schlumberger NV	5,330

		33,684

	Entertainment – 2.0%
230	Activision Blizzard, Inc.(a)	17,873
67	Electronic Arts, Inc.	8,528
333	Netflix, Inc.(a)	109,867
274	Take-Two Interactive Software, Inc.(a)	34,055
1,036	Walt Disney Co.(a)	106,190
2,937	Warner Bros. Discovery, Inc.(a)	39,973

		316,486

	Financial Services – 2.1%
391	Block, Inc.(a)	23,769
393	Fiserv, Inc.(a)	47,993
31	FleetCor Technologies, Inc.(a)	6,631
208	Global Payments, Inc.	23,444
26	Jack Henry & Associates, Inc.	4,247
29	Mastercard, Inc., Class A	11,021
1,360	MGIC Investment Corp.	20,223
532	PayPal Holdings, Inc.(a)	40,432
484	Visa, Inc., Class A	112,641
322	Voya Financial, Inc.	24,627
60	WEX, Inc.(a)	10,641

		325,669

	Food Products – 0.8%
140	Campbell Soup Co.	7,602
224	Conagra Brands, Inc.	8,503
156	Darling Ingredients, Inc.(a)	9,293

Shares	Description	Value (†)

Common Stocks – continued
	Food Products – continued
123	General Mills, Inc.	$10,901
42	Hershey Co.	11,469
245	Hormel Foods Corp.	9,908
115	Ingredion, Inc.	12,210
45	J.M. Smucker Co.	6,948
169	Kellogg Co.	11,791
144	Kraft Heinz Co.	5,655
105	McCormick & Co., Inc.	9,224
294	Mondelez International, Inc., Class A	22,556

		126,060

	Gas Utilities – 0.2%
321	New Jersey Resources Corp.	16,577
133	ONE Gas, Inc.	10,234

		26,811

	Ground Transportation – 0.5%
378	CSX Corp.	11,582
29	J.B. Hunt Transport Services, Inc.	5,083
56	Norfolk Southern Corp.	11,370
82	Ryder System, Inc.	6,491
42	Saia, Inc.(a)	12,506
639	Uber Technologies, Inc.(a)	19,841
37	Union Pacific Corp.	7,241

		74,114

	Health Care Equipment & Supplies – 1.0%
141	Abbott Laboratories	15,576
16	Align Technology, Inc.(a)	5,205
171	Baxter International, Inc.	8,153
55	Becton Dickinson & Co.	14,537
15	Cooper Cos., Inc.	5,722
67	Edwards Lifesciences Corp.(a)	5,895
28	GE HealthCare Technologies, Inc.(a)	2,278
123	Globus Medical, Inc., Class A(a)	7,151
94	Haemonetics Corp.(a)	7,869
95	Intuitive Surgical, Inc.(a)	28,616
210	LeMaitre Vascular, Inc.	11,340
192	Medtronic PLC	17,462
45	Penumbra, Inc.(a)	12,785
35	Shockwave Medical, Inc.(a)	10,156
25	Stryker Corp.	7,491
11	Teleflex, Inc.	2,998

		163,234

	Health Care Providers & Services – 1.1%
176	Acadia Healthcare Co., Inc.(a)	12,723
54	Centene Corp.(a)	3,722
29	Chemed Corp.	15,986
55	Cigna Group	13,931
163	CVS Health Corp.	11,950

Shares	Description	Value (†)

Common Stocks – continued
	Health Care Providers & Services – continued
20	Elevance Health, Inc.	$9,373
112	Encompass Health Corp.	7,185
123	HCA Healthcare, Inc.	35,342
87	Henry Schein, Inc.(a)	7,030
9	Humana, Inc.	4,774
24	Laboratory Corp. of America Holdings	5,441
306	Select Medical Holdings Corp.	9,333
166	Tenet Healthcare Corp.(a)	12,171
44	UnitedHealth Group, Inc.	21,652

		170,613

	Health Care REITs – 0.1%
808	Physicians Realty Trust	11,651
54	Ventas, Inc.	2,595

		14,246

	Health Care Technology – 0.5%
1,230	Doximity, Inc., Class A(a)	45,202
197	Veeva Systems, Inc., Class A(a)	35,279

		80,481

	Hotel & Resort REITs – 0.0%
189	Host Hotels & Resorts, Inc.	3,056

	Hotels, Restaurants & Leisure – 1.9%
27	Booking Holdings, Inc.(a)	72,530
3	Chipotle Mexican Grill, Inc.(a)	6,203
141	Hilton Worldwide Holdings, Inc.	20,307
129	Marriott Vacations Worldwide Corp.	17,358
83	McDonald’s Corp.	24,547
194	Norwegian Cruise Line Holdings Ltd.(a)	2,590
571	Starbucks Corp.	65,260
287	Travel & Leisure Co.	10,984
48	Wingstop, Inc.	9,605
574	Yum China Holdings, Inc.	35,117
235	Yum! Brands, Inc.	33,036

		297,537

	Household Durables – 0.6%
50	DR Horton, Inc.	5,491
352	KB Home	15,425
140	Meritage Homes Corp.	17,927
696	PulteGroup, Inc.	46,737
360	Taylor Morrison Home Corp.(a)	15,512

		101,092

	Household Products – 0.5%
133	Church & Dwight Co., Inc.	12,917
96	Colgate-Palmolive Co.	7,661
422	Energizer Holdings, Inc.	14,107

Shares	Description	Value (†)

Common Stocks – continued
	Household Products – continued
281	Procter & Gamble Co.	$43,943

		78,628

	Independent Power & Renewable Electricity Producers – 0.1%
584	AES Corp.	13,817

	Industrial Conglomerates – 0.4%
147	3M Co.	15,615
157	General Electric Co.	15,538
131	Honeywell International, Inc.	26,179

		57,332

	Industrial REITs – 0.1%
83	Prologis, Inc.	10,396

	Insurance – 1.4%
36	Allstate Corp.	4,167
671	American International Group, Inc.	35,590
38	Assurant, Inc.	4,679
56	Chubb Ltd.	11,287
202	First American Financial Corp.	11,637
123	Hanover Insurance Group, Inc.	14,706
132	Hartford Financial Services Group, Inc.	9,371
53	Marsh & McLennan Cos., Inc.	9,550
94	Prudential Financial, Inc.	8,178
258	Reinsurance Group of America, Inc.	36,719
177	Selective Insurance Group, Inc.	17,050
94	Travelers Cos., Inc.	17,027
203	Willis Towers Watson PLC	47,015

		226,976

	Interactive Media & Services – 3.1%
832	Alphabet, Inc., Class A(a)	89,307
1,512	Alphabet, Inc., Class C(a)	163,629
792	Meta Platforms, Inc., Class A(a)	190,333
1,201	Pinterest, Inc., Class A(a)	27,623
333	Yelp, Inc.(a)	9,963

		480,855

	IT Services – 0.4%
65	Accenture PLC, Class A	18,219
176	Cognizant Technology Solutions Corp., Class A	10,509
50	International Business Machines Corp.	6,321
561	Shopify, Inc., Class A(a)	27,180
19	VeriSign, Inc.(a)	4,214

		66,443

	Leisure Products – 0.1%
620	Mattel, Inc.(a)	11,160
217	YETI Holdings, Inc.(a)	8,561

		19,721

Shares	Description	Value (†)

Common Stocks – continued
	Life Sciences Tools & Services – 0.4%
40	Agilent Technologies, Inc.	$5,417
197	Illumina, Inc.(a)	40,495
65	Repligen Corp.(a)	9,856
22	Thermo Fisher Scientific, Inc.	12,208
10	West Pharmaceutical Services, Inc.	3,613

		71,589

	Machinery – 1.4%
88	AGCO Corp.	10,907
28	Caterpillar, Inc.	6,126
42	Cummins, Inc.	9,872
44	Deere & Co.	16,633
76	Dover Corp.	11,108
110	Fortive Corp.	6,940
332	Graco, Inc.	26,324
24	Illinois Tool Works, Inc.	5,806
195	ITT, Inc.	16,466
154	Oshkosh Corp.	11,784
211	PACCAR, Inc.	15,760
133	Parker-Hannifin Corp.	43,209
228	SPX Technologies, Inc.(a)	14,519
197	Terex Corp.	8,784
173	Toro Co.	18,037

		222,275

	Media – 1.0%
10	Cable One, Inc.	7,584
99	Charter Communications, Inc., Class A(a)	36,501
1,220	Comcast Corp., Class A	50,471
486	Interpublic Group of Cos., Inc.	17,365
273	Liberty Broadband Corp., Class C(a)	23,145
210	New York Times Co., Class A	8,348
165	Omnicom Group, Inc.	14,944
217	Paramount Global, Class B	5,063

		163,421

	Metals & Mining – 0.3%
211	Alcoa Corp.	7,837
661	Cleveland-Cliffs, Inc.(a)	10,166
192	Commercial Metals Co.	8,964
70	Newmont Corp.	3,318
60	Reliance Steel & Aluminum Co.	14,868

		45,153

	Mortgage Real Estate Investment Trusts (REITs) – 0.1%
1,019	Invesco Mortgage Capital, Inc.	10,811
532	KKR Real Estate Finance Trust, Inc.	5,714

		16,525

	Multi-Utilities – 0.1%
134	Consolidated Edison, Inc.	13,195

Shares	Description	Value (†)

Common Stocks – continued
	Multi-Utilities – continued
52	DTE Energy Co.	$5,845
36	WEC Energy Group, Inc.	3,462

		22,502

	Office REITs – 0.4%
1,412	Brandywine Realty Trust	5,549
709	Corporate Office Properties Trust	16,229
492	Douglas Emmett, Inc.	6,337
640	Easterly Government Properties, Inc.	9,005
778	Highwoods Properties, Inc.	17,832
219	Kilroy Realty Corp.	6,403

		61,355

	Oil, Gas & Consumable Fuels – 1.7%
960	Antero Midstream Corp.	10,330
248	Antero Resources Corp.(a)	5,701
1,069	APA Corp.	39,393
89	Chevron Corp.	15,004
646	CNX Resources Corp.(a)	10,032
511	ConocoPhillips	52,577
440	EOG Resources, Inc.	52,567
196	Exxon Mobil Corp.	23,195
197	HF Sinclair Corp.	8,690
642	Kinder Morgan, Inc.	11,010
113	ONEOK, Inc.	7,391
86	Phillips 66	8,514
335	Range Resources Corp.	8,861
1,303	Southwestern Energy Co.(a)	6,762
45	Valero Energy Corp.	5,160
228	Williams Cos., Inc.	6,899

		272,086

	Passenger Airlines – 0.2%
287	Alaska Air Group, Inc.(a)	12,473
397	Delta Air Lines, Inc.(a)	13,621
950	JetBlue Airways Corp.(a)	6,783

		32,877

	Personal Care Products – 0.0%
22	Estee Lauder Cos., Inc., Class A	5,428

	Pharmaceuticals – 1.4%
177	Bristol-Myers Squibb Co.	11,818
35	Eli Lilly & Co.	13,855
84	Jazz Pharmaceuticals PLC(a)	11,799
244	Johnson & Johnson	39,943
187	Merck & Co., Inc.	21,593
257	Novartis AG, ADR	26,361
219	Novo Nordisk AS, ADR	36,593
194	Perrigo Co. PLC	7,215
304	Pfizer, Inc.	11,823

Shares	Description	Value (†)

Common Stocks – continued
	Pharmaceuticals – continued
652	Roche Holding AG, ADR	$25,571
112	Zoetis, Inc.	19,687

		226,258

	Professional Services – 0.7%
26	Automatic Data Processing, Inc.	5,720
81	Concentrix Corp.	7,817
138	Equifax, Inc.	28,756
118	Exponent, Inc.	10,862
157	Korn Ferry	7,539
60	Leidos Holdings, Inc.	5,596
95	ManpowerGroup, Inc.	7,192
32	Paychex, Inc.	3,516
28	Paycom Software, Inc.(a)	8,130
64	Paylocity Holding Corp.(a)	12,371
100	TransUnion	6,881

		104,380

	Real Estate Management & Development – 0.4%
697	CBRE Group, Inc., Class A(a)	53,432
80	Jones Lang LaSalle, Inc.(a)	11,123

		64,555

	Residential REITs – 0.2%
42	AvalonBay Communities, Inc.	7,576
63	Camden Property Trust	6,933
164	Equity Residential	10,373

		24,882

	Retail REITs – 0.3%
1,169	Brixmor Property Group, Inc.	24,935
397	National Retail Properties, Inc.	17,269
38	Simon Property Group, Inc.	4,306

		46,510

	Semiconductors & Semiconductor Equipment – 2.4%
182	Advanced Micro Devices, Inc.(a)	16,265
98	Analog Devices, Inc.	17,628
26	Broadcom, Inc.	16,289
84	Cirrus Logic, Inc.(a)	7,206
562	Intel Corp.	17,456
216	Lattice Semiconductor Corp.(a)	17,215
84	Micron Technology, Inc.	5,406
635	NVIDIA Corp.	176,206
58	Qorvo, Inc.(a)	5,341
365	QUALCOMM, Inc.	42,632
63	Silicon Laboratories, Inc.(a)	8,776
111	Synaptics, Inc.(a)	9,830
110	Texas Instruments, Inc.	18,392
69	Universal Display Corp.	9,209

Shares	Description	Value (†)

Common Stocks – continued
	Semiconductors & Semiconductor Equipment – continued
119	Wolfspeed, Inc.(a)	$5,540

		373,391

	Software – 5.0%
139	Adobe, Inc.(a)	52,481
48	ANSYS, Inc.(a)	15,068
35	Aspen Technology, Inc.(a)	6,195
354	Autodesk, Inc.(a)	68,956
29	Cadence Design Systems, Inc.(a)	6,074
39	Ceridian HCM Holding, Inc.(a)	2,476
246	Dynatrace, Inc.(a)	10,401
34	Intuit, Inc.	15,094
766	Microsoft Corp.	235,361
1,417	Oracle Corp.	134,218
85	Qualys, Inc.(a)	9,600
32	Roper Technologies, Inc.	14,553
571	Salesforce, Inc.(a)	113,269
19	ServiceNow, Inc.(a)	8,729
77	SPS Commerce, Inc.(a)	11,342
19	Synopsys, Inc.(a)	7,055
20	Tyler Technologies, Inc.(a)	7,581
357	Workday, Inc., Class A(a)	66,452

		784,905

	Specialized REITs – 0.2%
20	American Tower Corp.	4,088
41	Crown Castle, Inc.	5,047
9	Equinix, Inc.	6,517
196	VICI Properties, Inc.	6,652
116	Weyerhaeuser Co.	3,469

		25,773

	Specialty Retail – 0.6%
38	Asbury Automotive Group, Inc.(a)	7,351
79	Boot Barn Holdings, Inc.(a)	5,725
60	Dick’s Sporting Goods, Inc.	8,701
60	Five Below, Inc.(a)	11,842
72	Home Depot, Inc.	21,639
37	Lithia Motors, Inc.	8,173
23	Ross Stores, Inc.	2,455
158	TJX Cos., Inc.	12,453
82	Williams-Sonoma, Inc.	9,925

		88,264

	Technology Hardware, Storage & Peripherals – 0.7%
581	Apple, Inc.	98,584
238	Hewlett Packard Enterprise Co.	3,408
135	HP, Inc.	4,011

		106,003

Shares	Description	Value (†)

Common Stocks – continued
	Textiles, Apparel & Luxury Goods – 0.5%
72	Crocs, Inc.(a)	$8,904
31	Deckers Outdoor Corp.(a)	14,859
182	NIKE, Inc., Class B	23,063
155	PVH Corp.	13,301
2,140	Under Armour, Inc., Class A(a)	18,982
1,026	Under Armour, Inc., Class C(a)	8,249

		87,358

	Trading Companies & Distributors – 0.2%
80	GATX Corp.	9,113
61	Watsco, Inc.	21,129

		30,242

	Water Utilities – 0.2%
124	American States Water Co.	11,005
45	American Water Works Co., Inc.	6,671
264	Essential Utilities, Inc.	11,273

		28,949

	Total Common Stocks (Identified Cost $8,615,691)	8,723,366

Principal Amount

Bonds and Notes – 4.5%
	Apartment REITs – 0.0%
$2,000	Essex Portfolio LP, 3.000%, 1/15/2030	1,748

	Automotive – 0.1%
6,000	General Motors Financial Co., Inc., 4.350%, 1/17/2027	5,806
1,000	Lear Corp., 4.250%, 5/15/2029	956
5,000	Toyota Motor Credit Corp., MTN, 2.150%, 2/13/2030	4,395

		11,157

	Banking – 0.7%
7,000	American Express Co., 3.700%, 8/03/2023	6,965
7,000	Bank of America Corp., MTN, 3.248%, 10/21/2027	6,598
7,000	Bank of New York Mellon Corp., Series 12, 3.650%, 2/04/2024	6,911
3,000	Bank of Nova Scotia, 3.400%, 2/11/2024	2,952
8,000	Canadian Imperial Bank of Commerce, 1.250%, 6/22/2026	7,186
7,000	Citigroup, Inc., 4.600%, 3/09/2026	6,918
6,000	Goldman Sachs Group, Inc., 3.750%, 5/22/2025	5,846

Principal Amount	Description	Value (†)

Bonds and Notes – continued
	Banking – continued
$7,000	JPMorgan Chase & Co., (fixed rate to 3/01/2024, variable rate thereafter), 3.220%, 3/01/2025	$6,861
7,000	KeyCorp, MTN, 2.550%, 10/01/2029	5,701
3,000	Macquarie Group Ltd., (fixed rate to 11/28/2027, variable rate thereafter), 3.763%, 11/28/2028, 144A	2,804
3,000	Morgan Stanley, (fixed rate to 1/23/2029, variable rate thereafter), GMTN, 4.431%, 1/23/2030	2,898
4,000	Morgan Stanley, (fixed rate to 7/20/2026, variable rate thereafter), GMTN, 1.512%, 7/20/2027	3,554
7,000	PNC Financial Services Group, Inc., 2.600%, 7/23/2026	6,550
8,000	PNC Financial Services Group, Inc., (fixed rate to 1/26/2026, variable rate thereafter), 4.758%, 1/26/2027	7,909
5,000	Royal Bank of Canada, GMTN, 2.550%, 7/16/2024	4,852
3,000	Santander Holdings USA, Inc., 3.500%, 6/07/2024	2,921
6,000	State Street Corp., 2.400%, 1/24/2030	5,222
5,000	Toronto-Dominion Bank, GMTN, 2.450%, 1/12/2032	4,141
7,000	Truist Bank, 3.200%, 4/01/2024	6,848
7,000	Westpac Banking Corp., 2.350%, 2/19/2025	6,716

		110,353

	Brokerage – 0.1%
8,000	BlackRock, Inc., 2.400%, 4/30/2030	7,092
8,000	Intercontinental Exchange, Inc., 3.000%, 6/15/2050	5,708

		12,800

	Building Materials – 0.1%
4,000	Fortune Brands Innovations, Inc., 4.000%, 3/25/2032	3,598
7,000	Owens Corning, 3.950%, 8/15/2029	6,656

		10,254

	Chemicals – 0.0%
1,000	LYB International Finance BV, 5.250%, 7/15/2043	916

	Diversified Manufacturing – 0.1%
8,000	Eaton Corp., 4.150%, 3/15/2033	7,696
3,000	Emerson Electric Co., 2.000%, 12/21/2028	2,661

		10,357

Principal Amount	Description	Value (†)

Bonds and Notes – continued
	Electric – 0.2%
$5,000	DTE Electric Co., Series A, 1.900%, 4/01/2028	$4,465
6,000	Duke Energy Corp., 3.750%, 4/15/2024	5,903
8,000	Entergy Corp., 0.900%, 9/15/2025	7,288
5,000	Exelon Corp., 4.050%, 4/15/2030	4,800
7,000	NextEra Energy Capital Holdings, Inc., 2.250%, 6/01/2030	5,942
2,000	Pacific Gas & Electric Co., 4.550%, 7/01/2030	1,859
1,000	Southern California Edison Co., Series C, 4.125%, 3/01/2048	848
6,000	Virginia Electric & Power Co., Series A, 3.150%, 1/15/2026	5,830

		36,935

	Environmental – 0.0%
5,000	Republic Services, Inc., 1.450%, 2/15/2031	4,011
3,000	Waste Management, Inc., 2.950%, 6/01/2041	2,302

		6,313

	Finance Companies – 0.1%
5,000	Ares Capital Corp., 3.250%, 7/15/2025	4,633
5,000	Oaktree Specialty Lending Corp., 2.700%, 1/15/2027	4,325

		8,958

	Food & Beverage – 0.2%
8,000	Coca-Cola Co., 1.450%, 6/01/2027	7,275
7,000	General Mills, Inc., 4.000%, 4/17/2025	6,913
3,000	Mondelez International, Inc., 2.750%, 4/13/2030	2,664
9,000	PepsiCo, Inc., 2.750%, 3/19/2030	8,259

		25,111

	Government Owned—No Guarantee – 0.1%
5,000	Equinor ASA, 3.625%, 4/06/2040	4,336
11,000	Federal National Mortgage Association, 6.625%, 11/15/2030	13,137

		17,473

	Health Care REITs – 0.0%
2,000	Welltower OP LLC, 2.800%, 6/01/2031	1,679

Principal Amount	Description	Value (†)

Bonds and Notes – continued
	Health Insurance – 0.1%
$6,000	Elevance Health, Inc., 4.101%, 3/01/2028	$5,911
6,000	UnitedHealth Group, Inc., 5.800%, 3/15/2036	6,617

		12,528

	Healthcare – 0.1%
2,000	CHRISTUS Health, Series C, 4.341%, 7/01/2028	1,955
5,000	Cigna Group, 3.750%, 7/15/2023	4,982
4,000	CVS Health Corp., 4.300%, 3/25/2028	3,951
5,000	DH Europe Finance II Sarl, 2.200%, 11/15/2024	4,807
3,000	Kaiser Foundation Hospitals, 3.150%, 5/01/2027	2,855
3,000	Quest Diagnostics, Inc., 2.950%, 6/30/2030	2,692

		21,242

	Integrated Energy – 0.1%
7,000	Exxon Mobil Corp., 2.992%, 3/19/2025	6,817
6,000	Shell International Finance BV, 6.375%, 12/15/2038	6,986

		13,803

	Life Insurance – 0.1%
3,000	Athene Holding Ltd., 6.150%, 4/03/2030	3,007
6,000	Manulife Financial Corp., 3.703%, 3/16/2032	5,569

		8,576

	Mortgage Related – 1.1%
16,052	Federal Home Loan Mortgage Corp., 2.000%, 3/01/2052	13,358
27,151	Federal Home Loan Mortgage Corp., 2.500%, with various maturities from 2051 to 2052(b)	23,523
21,925	Federal Home Loan Mortgage Corp., 3.000%, with various maturities from 2049 to 2052(b)	19,703
20,256	Federal Home Loan Mortgage Corp., 3.500%, with various maturities in 2052(b)	18,824
956	Federal Home Loan Mortgage Corp., 4.000%, 7/01/2052	914
20,511	Federal National Mortgage Association, 2.000%, with various maturities in 2051(b)	17,100
29,970	Federal National Mortgage Association, 2.500%, with various maturities from 2051 to 2052(b)	25,965
24,806	Federal National Mortgage Association, 3.000%, with various maturities from 2034 to 2052(b)	22,377
13,876	Federal National Mortgage Association, 3.500%, with various maturities from 2049 to 2052(b)	12,913

Principal Amount	Description	Value (†)

Bonds and Notes – continued
	Mortgage Related – continued
$6,202	Federal National Mortgage Association, 4.000%, with various maturities from 2050 to 2052(b)	$5,931
442	Federal National Mortgage Association, 4.500%, with various maturities in 2049(b)	440
9,557	Government National Mortgage Association, 3.000%, 6/20/2052	8,719

		169,767

	Natural Gas – 0.0%
8,000	NiSource, Inc., 0.950%, 8/15/2025	7,346

	Office REITs – 0.1%
7,000	Alexandria Real Estate Equities, Inc., 3.800%, 4/15/2026	6,754
3,000	Boston Properties LP, 2.750%, 10/01/2026	2,674
7,000	Piedmont Operating Partnership LP, 3.150%, 8/15/2030	5,287

		14,715

	Other REITs – 0.0%
5,000	Prologis LP, 1.250%, 10/15/2030	3,958

	Pharmaceuticals – 0.1%
7,000	AbbVie, Inc., 3.600%, 5/14/2025	6,839
4,000	Biogen, Inc., 2.250%, 5/01/2030	3,404
9,000	Bristol-Myers Squibb Co., 3.400%, 7/26/2029	8,610
2,000	Viatris, Inc., 3.850%, 6/22/2040	1,381

		20,234

	Property & Casualty Insurance – 0.0%
3,000	Fidelity National Financial, Inc., 3.400%, 6/15/2030	2,655

	Railroads – 0.1%
8,000	CSX Corp., 2.600%, 11/01/2026	7,562

	Restaurants – 0.0%
7,000	Starbucks Corp., 2.250%, 3/12/2030	6,055

	Retail REITs – 0.0%
3,000	Realty Income Corp., 3.400%, 1/15/2028	2,815
1,000	Spirit Realty LP, 2.700%, 2/15/2032	790

		3,605

Principal Amount	Description	Value (†)

Bonds and Notes – continued
	Retailers – 0.1%
$7,000	Amazon.com, Inc., 3.875%, 8/22/2037	$6,557
8,000	TJX Cos., Inc., 1.150%, 5/15/2028	6,989

		13,546

	Technology – 0.2%
6,000	Apple, Inc., 2.500%, 2/09/2025	5,821
4,000	Broadcom, Inc., 4.926%, 5/15/2037, 144A	3,651
5,000	Intel Corp., 2.450%, 11/15/2029	4,409
8,000	International Business Machines Corp., 4.000%, 6/20/2042	6,860
5,000	NVIDIA Corp., 2.850%, 4/01/2030	4,586
6,000	Oracle Corp., 2.950%, 5/15/2025	5,781
9,000	QUALCOMM, Inc., 1.650%, 5/20/2032	7,259

		38,367

	Treasuries – 0.6%
11,000	U.S. Treasury Bonds, 1.250%, 5/15/2050	6,412
7,000	U.S. Treasury Bonds, 2.250%, 5/15/2041	5,582
6,000	U.S. Treasury Bonds, 2.500%, 5/15/2046	4,777
15,000	U.S. Treasury Bonds, 2.875%, 11/15/2046	12,813
18,000	U.S. Treasury Bonds, 3.000%, 5/15/2045	15,735
8,000	U.S. Treasury Bonds, 3.000%, 2/15/2048	6,983
12,000	U.S. Treasury Bonds, 3.000%, 2/15/2049	10,518
28,000	U.S. Treasury Notes, 0.375%, 11/30/2025	25,642

		88,462

	Utility Other – 0.0%
9,000	Essential Utilities, Inc., 4.276%, 5/01/2049	7,549

	Wireless – 0.0%
6,000	Vodafone Group PLC, 6.150%, 2/27/2037	6,464

	Wirelines – 0.1%
4,000	AT&T, Inc., 3.650%, 6/01/2051	2,982

Principal Amount	Description	Value (†)

Bonds and Notes – continued
	Wirelines – continued
$ 6,000	Verizon Communications, Inc., 3 mo. USD LIBOR + 1.100%, 5.964%, 5/15/2025(c)	$6,039

		9,021

	Total Bonds and Notes (Identified Cost $764,981)	709,509

Shares

Exchange-Traded Funds – 7.9%
16,844	iShares® ESG Aware MSCI EAFE ETF (Identified Cost $1,247,955)	1,242,919

Mutual Funds – 12.8%
58,955	WCM Focused Emerging Markets Fund, Institutional Class	769,369
56,628	WCM Focused International Growth Fund, Institutional Class	1,237,897

	Total Mutual Funds (Identified Cost $2,329,238)	2,007,266

Affiliated Mutual Funds – 15.8%
40,272	Loomis Sayles Inflation-Protected Securities Fund, Class N	401,111
25,042	Loomis Sayles Limited Term Government and Agency Fund, Class N	270,456
66,955	Mirova Global Green Bond Fund, Class N	553,717
105,646	Mirova International Sustainable Equity Fund, Class N	1,249,790

	Total Affiliated Mutual Funds (Identified Cost $2,736,090)	2,475,074

Principal Amount

Short-Term Investments – 3.8%
$ 592,868	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 4/28/2023 at 2.100% to be repurchased at $592,972 on 5/01/2023 collateralized by $550,100 U.S. Treasury Bond, 4.375% due 5/15/2041 valued at $605,119 including accrued interest(d) (Identified Cost $592,868)	592,868

	Total Investments – 100.3% (Identified Cost $16,286,823)	15,751,002
	Other assets less liabilities – (0.3)%	(40,640)

	Net Assets – 100.0%	$15,710,362

(†)

Registered investment companies are required to value portfolio investments using an unadjusted, readily available market quotation. The Fund obtains readily available market quotations from independent pricing services. Fund investments for which readily available market quotations are not available are priced at fair value pursuant to the Fund’s Valuation Procedures. The Board of Trustees has approved a valuation designee who is subject to the Board’s oversight.

Unadjusted readily available market quotations that are utilized for exchange traded equity securities (including shares of closed-end investment companies and exchange-traded funds) include the last sale price quoted on the exchange where the security is traded most extensively. Shares of open-end investment companies are valued at net asset value per share.

Exchange traded equity securities for which there is no reported sale during the day are fair valued at the closing bid quotation as reported by an independent pricing service. Unlisted equity securities (except unlisted preferred equity securities) are fair valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be fair valued using evaluated bids furnished by an independent pricing service, if available.

Debt securities and unlisted preferred equity securities are fair valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers. Broker-dealer bid prices may be used to fair value debt and unlisted equities where an independent pricing service is unable to price an investment or where an independent pricing service does not provide a reliable price for the investment.

The Fund may also fair value investments in other circumstances such as when extraordinary events occur after the close of a foreign market, but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing a Fund’s investments, the valuation designee may, among other things, use modeling tools or other processes that may take into account factors such as issuer specific information, or other related market activity and/or information that occurred after the close of the foreign market but before the time the Fund’s net asset value (“NAV”) is calculated. Fair valuation by the Fund’s valuation designee may require subjective determinations about the value of the investment, and fair values used to determine a Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of investments held by a Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars, if any, are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Non-income producing security.

(b)

The Fund’s investment in mortgage related securities of Federal Home Loan Mortgage Corporation and Federal National Mortgage Association are interests in separate pools of mortgages. All separate investments in securities of each issuer which have the same coupon rate have been aggregated for the purpose of presentation in the Portfolio of Investments.

(c)	Variable rate security. Rate as of April 30, 2023 is disclosed.

(d)

The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of April 30, 2023, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

144A

All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2023, the value of Rule 144A holdings amounted to $6,455 or less than 0.1% of net assets.

ADR

An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

ETF	Exchange-Traded Fund

GMTN	Global Medium Term Note

LIBOR	London Interbank Offered Rate

MTN	Medium Term Note

REITs	Real Estate Investment Trusts

Affiliated Fund Transactions

A summary of affiliated fund transactions for each underlying fund held by the Fund for the period ended April 30, 2023, is as follows:

Fund	Beginning Value	Purchase Cost(1)	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Ending Value	Shares as of April 30, 2023	Distribution Received(2)
Loomis Sayles Inflation-Protected Securities Fund, Class N	$356,319	$50,012	$9,231	$(1,553)	$5,564	$401,111	40,272	$1,297
Loomis Sayles Limited Term Government and Agency Fund, Class N	236,576	38,329	5,047	(240)	838	270,456	25,042	2,287
Mirova Global Green Bond Fund, Class N	499,659	66,124	11,801	(2,139)	1,874	553,717	66,955	—
Mirova International Sustainable Equity Fund, Class N	1,160,627	72,136	17,159	(1,104)	35,290	1,249,790	105,646	1,927

	$2,253,181	$226,601	$43,238	$(5,036)	$43,566	$2,475,074	237,915	$5,511

(1)	Purchase cost includes dividend reinvested, if any.
(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets or liabilities;

•

Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund’s pricing policies have been approved by the Board of Trustees. Investments for which market quotations are readily available are categorized in Level 1. Other investments for which an independent pricing service is utilized are categorized in Level 2. Broker-dealer bid prices for which the Fund has knowledge of the inputs used by the broker-dealer are categorized in Level 2. All other investments, including broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer, as well as investments fair valued by the valuation designee, are categorized in Level 3. All Level 2 and 3 securities are defined as being fair valued.

Under certain conditions and based upon specific facts and circumstances, the Fund’s valuation designee may determine that a fair valuation should be made for portfolio investment(s). These valuation designee fair valuations will be based upon a significant amount of Level 3 inputs.

The following is a summary of the inputs used to value the Fund’s investments as of April 30, 2023, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks*	$8,723,366	$—	$—	$8,723,366
Bonds and Notes*	—	709,509	—	709,509
Exchange-Traded Funds	1,242,919	—	—	1,242,919
Mutual Funds	2,007,266	—	—	2,007,266
Affiliated Mutual Funds	2,475,074	—	—	2,475,074
Short-Term Investments	—	592,868	—	592,868

Total	$14,448,625	$1,302,377	$—	$15,751,002

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Asset Allocation Summary at April 30, 2023 (Unaudited)

Equity	84.2%
Fixed Income	12.3
Short-Term Investments	3.8

Total Investments	100.3
Other assets less liabilities	(0.3)

Net Assets	100.0%